ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Details) ₫ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 VND (₫)
Minimum
Disclosure of financial trust [line items]
Proportion of ownership interest in associate	20.00%
Maximum
Disclosure of financial trust [line items]
Proportion of ownership interest in associate	50.00%
Micro Lending Trust Financial Trust, III
Disclosure of financial trust [line items]
Securitized Amount | $	$ 39,779
Securities issued | $	39,779
Micro Lending Trust Financial Trust, III | VDF TV A VDF B
Disclosure of financial trust [line items]
Securities issued		₫ 31,823	₫ 31,823
Micro Lending Trust Financial Trust, III | CP
Disclosure of financial trust [line items]
Securities issued			1,592
Micro Lending Financial Trusts, IV
Disclosure of financial trust [line items]
Securitized Amount | $	40,652
Securities issued | $	40,652
Micro Lending Financial Trusts, IV | VDF TV A VDF B
Disclosure of financial trust [line items]
Securities issued		32,522	₫ 32,522
Micro Lending Financial Trusts, IV | CP
Disclosure of financial trust [line items]
Securities issued		1,626
IUD Compaia Financiera S.A Trust 24
Disclosure of financial trust [line items]
Securitized Amount | $	699,000
IUD Compaia Financiera S.A Trust 24 | VDF
Disclosure of financial trust [line items]
Securities issued		559,200
IUD Compaia Financiera S.A Trust 24 | CP
Disclosure of financial trust [line items]
Securities issued		139,800
IUD Compaia Financiera S.A Trust 25
Disclosure of financial trust [line items]
Securitized Amount | $	$ 703,600
IUD Compaia Financiera S.A Trust 25 | VDF
Disclosure of financial trust [line items]
Securities issued		583,988
IUD Compaia Financiera S.A Trust 25 | CP
Disclosure of financial trust [line items]
Securities issued		₫ 119,612